Discontinued operations (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 1,474	$ 1,774
Additions to intangible assets and goodwill	767	1,592
Additions to right-of-use assets	537
Discontinued operations
Disclosure of operating segments [line items]
Additions to property, plant and equipment	113	519
Additions to intangible assets and goodwill	36	$ 196
Additions to right-of-use assets	$ 3